INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2023
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES

	June 30, 2023	December 31, 2022
	(Unaudited)
Raw materials	$3,301	$3,472
Finished goods	5,698,476	469,918
Cost of projects	235,358	40,815
Inventories, gross	$5,937,135	$514,205
Allowance for slow-moving or obsolete inventories	(155,797)	(157,847)
Inventories, net	$5,781,338	$356,358